FUND PROFILE

PIMCO TOTAL RETURN FUND

ADMINISTRATIVE CLASS SHARES

OCTOBER __, 1999

     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648 or by visiting our Web site at www.pimco.com.

P  I  M  C  O
F U N D S

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

     o Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

     o Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

     o Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

     o Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

     o Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

     o Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling the illiquid securities at an advantageous time or price.

     o Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

     o Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

     o Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments.

     o Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

     o Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Administrative Class shares net of fees. For periods prior to the inception date of the Administrative Class (9/8/94), performance information is based on the performance of the Fund's Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the actual 12b-1/service fees and other expenses paid by Administrative Class shares. Past performance is no guarantee of future results.

                           CALENDAR YEAR TOTAL RETURNS

     1989: 13.96%
     1990: 7.77%
     1991: 19.29%
     1992: 9.49%
     1993: 12.27%
     1994: -3.81%
     1995: 19.38%
     1996: 4.53%
     1997: 9.89%
     1998: 9.50%

     During the period shown in the bar chart, the highest quarterly return was 8.19% (2nd Quarter 1989) and the lowest quarterly return was -3.03% (3rd Quarter 1987). As of September 30, 1999, the Fund's year-to-date return was ____%.

Average Annual Total Returns
for the periods ended September 30, 1999

                                       1 year    5 years    10 Years
Total Return Fund,
  Administrative Class                   ___%      ___%        ___%
Aggregate Bond Index(1)                  ___%      ___%        ___%
Lipper Intermediate Investment
   Grade Debt Fund Avg.(2)               ___%      ___%        ___%

(1) The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment grade, U.S. dollar-denominated fixed income securities of domestic issuers having a maturity greater than one year. It is not possible to invest directly in the index.

(2) The Lipper Intermediate Investment Grade Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in investment-grade debt issues with dollar-weighted average maturities of five to ten years. It does not take into account sales charges.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Fund:

     Shareholder Fees
     (fees paid directly from your investment)       None


     Annual Fund Operating Expenses (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

     Advisory Fee                                    0.25%
     Distribution (12b-1) and/or Service Fees        0.25%
     Other Expenses1                                 0.18%
     Total Annual Operating Expenses                 0.68%

     1 Other Expenses reflects a 0.18% Administrative Fee paid by the class.

     Examples: The Examples are intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                1 year    3 years    5 years   10 years
     Total Return Fund,
     Administrative Class         $69       $218       $379      $847

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $172 billion in assets under management as of June 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. The Fund's portfolio is managed by William H. Gross. A Fixed Income Portfolio Manager, Mr. Gross is a Managing Director, Chief Investment Officer and one of the founders of PIMCO. He has managed the Total Return Fund since its inception on May 11, 1987.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown on the back cover, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Administrative Class shares in any amount from another PIMCO Funds account. n Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

     o Sending a written request by mail to PIMCO Funds.

     o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     o    By  sending  a  fax  to  our   Shareholder   Services   department  at
          1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

     o    Account and Fund  information  is available 24 hours every day through
          Infolink,   PIMCO   Funds'   audio   response   system,   by   calling
          1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

     Phone: 1-800-927-4648
     Fax: 1-949-725-6830
     PIMCO Infolink Audio Response Network:
     1-800-987-4626
     Web Site: www.pimco.com

FUND PROFILE

PIMCO REAL RETURN BOND FUND

INSTITUTIONAL CLASS SHARES

OCTOBER __, 1999

     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648 or by visiting our Web site at www.pimco.com.

P  I  M  C  O
F U N D S

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest rate paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" is a measure of the change in purchasing power of money invested in a particular instrument after adjusting for inflation.

     Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("real duration") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. There is no limit on the real duration of the Fund, but it is expected that the average real duration of the Fund will normally vary approximately within the range of the average real duration of all inflation-indexed bonds issued by the U.S. Treasury in the aggregate, which as of July 20, 1999 was 9.2 years. For point of reference, it is expected that the average portfolio duration (as opposed to real duration) of the Fund will generally vary within a one- to five-year time frame, although this range is subject to change. The Fund may invest in fixed income securities of any maturity.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 35% of its assets in non-inflation indexed fixed income instruments. The Fund also may invest up to 35% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL  RISKS OF INVESTING IN THE FUND?

     You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

     Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

     Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

     Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

     Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

     Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

     Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling the illiquid securities at an advantageous time or price.

     Concentration Risk: Concentration of investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

     Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

     Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments.

     Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

     Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

                           CALENDAR YEAR TOTAL RETURNS

     1998: 5.21%

     During the period shown in the bar chart, the highest quarterly return was 3.19% (3rd Quarter 1998) and the lowest quarterly return was -0.05% (4th Quarter 1998). As of September 30, 1999, the Fund's year-to-date return was ____%.

Average Annual Total Returns
for periods ended September 30, 1999
                                                    Since
                                       1 year    Inception(3)
Real Return Bond Fund,
   Institutional Class                   ___%        ___%
Brothers Inflation
   Linked Treasury Index(1)              ___%        ___%
Lipper Short U.S.
    Government Fund Avg.(2)              ___%        ___%

(1) The Lehman Brothers Inflation Linked Treasury Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities market. It is not possible to invest directly in the index.

(2) The Lipper Short U.S. Government Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with dollar-weighted average maturities of less than three years. It does not take into account sales charges.

(3) The Fund began operations on 1/29/97. Index comparisons began on 1/31/97.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

     Shareholder Fees
     (fees paid directly from your investment)    None

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

     Advisory Fee                                 0.25%
     Distribution (12b-1) and/or Service Fees     None
     Other Expenses1                              0.27%
     Total Annual Operating Expenses              0.52%

     1    Other Expenses reflects a 0.25% Administrative Fee paid by the class.

     Examples: The Examples are intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                   1 year    3 years    5 years    10 years
     Real Return Bond Fund,
     Institutional Class             $53       $167       $291       $653

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $172 billion in assets under management as of June 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Senior Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the Real Return Bond Fund since its inception in January 1997.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown on the back cover, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Institutional Class shares in any amount from another PIMCO Funds account. n Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

     o    Sending a written request by mail to PIMCO Funds.

     o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     o    By  sending  a  fax  to  our   Shareholder   Services   department  at
          1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

     o    Account and Fund  information  is available 24 hours every day through
          Infolink,   PIMCO   Funds'   audio   response   system,   by   calling
          1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

     Phone: 1-800-927-4648
     Fax: 1-949-725-6830
     PIMCO Infolink Audio Response Network:
     1-800-987-4626
     Web Site: www.pimco.com

FUND PROFILE

PIMCO MUNICIPAL BOND FUND

INSTITUTIONAL CLASS SHARES

OCTOBER __, 1999

     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648 or by visiting our Web site at www.pimco.com.

P  I  M  C  O
F U N D S

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund  seeks  high  current  income  exempt  from  federal  income  tax,
     consistent  with  preservation  of  capital.   Capital  appreciation  is  a
     secondary objective.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds"). Municipal Bonds generally are issued by states and local governments and their agencies, authorities and other instrumentalities. The average portfolio duration of the Fund normally varies within a three- to ten-year time frame, based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The Fund may invest up to 20% of its net assets in U.S. Government securities, money market instruments and/or "private activity" bonds. For shareholders subject to the federal alternative minimum tax ("AMT"), distributions derived from "private activity" bonds must be included in their AMT calculations. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its net assets in Municipal Bonds or "private activity" bonds which are high yield securities ("junk bonds") rated at least Ba by Moody's or BB by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest more than 25% of its assets in bonds of issuers in the same state.

     The Fund may purchase and write call and put options, futures and options on futures on U.S. Government securities and municipal bonds, and invest in mortgage- or asset-backed securities. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

     Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

     Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

     Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

     Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

     Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

     Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling the illiquid securities at an advantageous time or price.

     Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

     Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

                           CALENDAR YEAR TOTAL RETURNS

     1998: 6.07%

     During the period shown in the bar chart, the highest quarterly return was 3.33% (3rd Quarter 1998) and the lowest quarterly return was 0.18% (4th Quarter 1998). As of September 30, 1999, the Fund's year-to-date return was ____%.

Average Annual Total Returns
for periods ended September 30, 1999
                                                        Since
                                            1 year    Inception(3)
Municipal Bond Fund, Institutional Class      ___%        ___%
General Municipal Bond Index(1)               ___%        ___%
Lipper General Municipal Fund Avg.(2)         ___%        ___%

(1) The Lehman General Municipal Bond Index is an unmanaged index of municipal bonds. It is not possible to invest directly in the index.

(2) The Lipper General Municipal Debt Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. It does not take into account sales charges.

(3) December 31, 1997.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

     Shareholder Fees
     (fees paid directly from your investment)    None

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

     Advisory Fee                                 0.25%
     Distribution (12b-1) and/or Service Fees     None
     Other Expenses1                              0.25%
     Total Annual Operating Expenses              0.50%

     1    Other Expenses reflects a 0.25% Administrative Fee paid by the class.

     Examples: The Examples are intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                   1 year    3 years    5 years    10 years
     Municipal Bond Fund,
     Institutional Class            $51       $160        $280        $628

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $172 billion in assets under management as of June 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments.

     The Fund's portfolio is managed by Benjamin Ehlert. Mr. Ehlert is an Executive Vice President of PIMCO. He has been a Portfolio Manager for PIMCO since 1986,and has managed fixed income accounts for various institutional clients and funds since that time. He has managed the Municipal Bond Fund since its inception in December 1997.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown on the back cover, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Institutional Class shares in any amount from another PIMCO Funds account. n Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

     o    Sending a written request by mail to PIMCO Funds.

     o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     o    By  sending  a  fax  to  our   Shareholder   Services   department  at
          1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash.

     Dividends paid to shareholders of the Fund and derived from Municipal Bond interest are expected to be designated by the Fund as "exempt-interest dividends" and shareholders may generally exclude such dividends from gross income for federal income tax purposes. The federal tax exemption for "exempt-interest dividends" from Municipal Bonds does not necessarily result in the exemption of such dividends from state and local taxes. The interest on "private activity" bonds is a tax-preference item for purposes of the federal alternative minimum tax. As a result, for shareholders that are subject to the alternative minimum tax, income derived from "private activity" bonds will not be exempt from federal income tax.

     Dividends derived from taxable interest or capital gains will be subject to federal income tax. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

     o    Account and Fund  information  is available 24 hours every day through
          Infolink,   PIMCO   Funds'   audio   response   system,   by   calling
          1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

     Phone: 1-800-927-4648
     Fax: 1-949-725-6830
     PIMCO Infolink Audio Response Network:
     1-800-987-4626
     Web Site: www.pimco.com

FUND PROFILE

PIMCO STRATEGIC BALANCED FUND

INSTITUTIONAL CLASS SHARES

OCTOBER __, 1999

     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648 or by visiting our Web site at www.pimco.com.

P  I  M  C  O
F U N D S

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by normally investing in a combination of fixed income securities and equity securities or derivatives on equity securities. The percentage of the Fund's assets invested in equities and equity derivatives or in fixed income securities will be determined based on methodology, developed by PIMCO, that forecasts stages in the business cycle and considers the risk and reward potential of equity and fixed income securities within specific phases of the business cycle. The Fund's equity exposure will vary between 45% and 75% of assets, and its fixed income exposure will vary between 25% and 55%.

     The Fund's equity exposure normally consists of S&P 500 derivatives, backed by a portfolio of short-term fixed income instruments. PIMCO uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. PIMCO will actively manage the fixed income assets serving as cover for derivatives, as well as any other fixed income assets held by the Fund, with a view toward enhancing the Fund's total return investment performance. Though the Fund does not normally invest directly in S&P 500 securities, when S&P 500 derivatives appear to be overvalued relative to the S&P 500, the Fund may invest the equity portion of its assets in a "basket" of S&P 500 stocks.

     The Fund's fixed income exposure will normally consist of a diversified portfolio of fixed income instruments of varying maturities. The securities may be of any maturity. The average portfolio duration of the fixed income portion of the Fund's assets will normally vary within a three- to six-year time frame. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates.

     The fixed income instruments in which the Fund invests are primarily investment grade, but the Fund may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Fund may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Fund consists of net income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     You could lose money on an investment in the Fund. The principal risks of investing in the Fund are:

          Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries. Equity securities generally have greater price volatility than fixed income securities.

          Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

          Interest Rate Risk: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

          Credit Risk: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

          Derivatives Risk: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

          Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling the illiquid securities at an advantageous time or price.

          Foreign Investment Risk: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in U.S. securities. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation, taxation, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

          Currency Risk: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments.

          Mortgage Risk: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

          Leveraging Risk: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, will cause the Fund to be more volatile than if the Fund had not been leveraged.

          Management Risk: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

                           CALENDAR YEAR TOTAL RETURNS

     1997: 24.17%
     1998: 19.66%

     During the period shown in the bar chart, the highest quarterly return was 12.23% (2nd Quarter 1997) and the lowest quarterly return was -4.60% (3rd Quarter 1998). As of September 30, 1999, the end of the most recent calendar quarter, the Fund's year-to-date return was ____%.

Average Annual Total Returns
for periods ended September 30, 1999
                                                       Since
                                        1 year      Inception(4)
Strategic Balanced Fund,
   Institutional Class                   ___%           ___%
S&P 500 Index(1)                         ___%           ___%
S&P 500 and Lehman Aggregate
(2)Bond Index Blend                      ___%           ___%
Lipper Balanced Fund Avg(3)              ___%           ___%

(1) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks. It is not possible to invest directly in the index.

(2) This index is a static blend consisting 60% of the S&P 500 Composite Stock Price Index and 40% of the Lehman Brothers Aggregate Bond Index. This blended index reflects the Fund's investment strategy more accurately than the S&P 500 Index. It is not possible to invest directly in the index.

(3) The Lipper Balanced Fund Average is a total return performance average of Funds tracked by Lipper Analytical Services, Inc., whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. It does not take into account sales charges.

(4) The Fund began operations on 6/28/96. Index comparisons began on 6/30/96.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

     Shareholder Fees
     (fees paid directly from your investment)    None

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)

     Advisory Fee                                 0.40%
     Distribution (12b-1) and/or Service Fees     None
     Other Expenses1                              0.25%
     Total Annual Operating Expenses              0.65%
     1 Other Expenses reflects a 0.25% Administrative Fee paid by the class.

     Examples: The Examples are intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                                   1 year    3 years    5 years    10 years
     Strategic Balanced Fund,
     Institutional Class             $66       $208       $362        $810

WHO IS THE FUND'S INVESTMENT ADVISER?

     Pacific Investment Management Company ("PIMCO"), a subsidiary of PIMCO Advisors L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $172 billion in assets under management as of June 30, 1999. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. The Fund's portfolio is managed by a team led by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and one of the founders of PIMCO and he has managed fixed income accounts for various institutional clients and funds for years. He has led the team managing the Strategic Balanced Fund since January 1998.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

     o Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown on the back cover, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

     o Exchanging Institutional Class shares in any amount from another PIMCO Funds account. n Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

     o    Sending a written request by mail to PIMCO Funds.

     o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

     o    By  sending  a  fax  to  our   Shareholder   Services   department  at
          1-949-725-6830.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

     o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund (except PIMCO International Bond and Emerging Markets Bond II Funds).

     o    Account and Fund  information  is available 24 hours every day through
          Infolink,   PIMCO   Funds'   audio   response   system,   by   calling
          1-800-987-4626.

     o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

P  I  M  C  O
F U N D S

     840 Newport Center Drive, Suite 300
     Newport Beach, CA 92660

     Phone: 1-800-927-4648
     Fax: 1-949-725-6830
     PIMCO Infolink Audio Response Network:
     1-800-987-4626
     Web Site: www.pimco.com